Shareholders' Equity - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		3 Months Ended				9 Months Ended
	Oct. 27, 2026	Jun. 30, 2026	Aug. 31, 2025	Sep. 30, 2026	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2026
Stockholders Equity [Line Items]
Dividends declared per common share (in dollars per share)	$ 0.895			$ 0.895	$ 0.895	$ 0.8275	$ 0.8275	$ 0.895
Forward Sale Agreements
Stockholders Equity [Line Items]
Sale of stock, number of shares in transaction (in shares)		3,403,756	8,098,592
Sale of stock, price per share (in dollars per share)			$ 139.657
Sale of stock, consideration received on transaction		$ 476
Common Stock | Forward Sale Agreements
Stockholders Equity [Line Items]
Common stock, shares, outstanding				4,694,836				4,694,836